Basis of Presentation and General Information (Details 1)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Charterer A [Member]
Concentration Risk, Benchmark Description	28%	31%
Charterer B [Member]
Concentration Risk, Benchmark Description	10%	12%
Charterers C [Member]
Concentration Risk, Benchmark Description	Less than 10%	Less than 10%
Charterers D [Member]
Concentration Risk, Benchmark Description	Less than 10%	Less than 10%